Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail) - American Depository Shares [member]	12 Months Ended
Jun. 30, 2018
Earnings per share [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.
US Warrants [member]
Earnings per share [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up.